Consolidated Statements of Comprehensive Earnings (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Unrealized (gain) loss during the period, tax expense (benefit)	$ (488)	$ (3,746)	$ 1,173
Amortization of Net Actuarial Loss, tax benefit	$ 760	$ 242	$ 333